Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions
(3)	Related party transactions for the years ended December 31, 2021, 2022 and 2023 are as follows:
<Sales and Others>

			Sales and others
Company name	Transaction type		2021	2022	2023
			In millions of won
<Associates>
Korea Gas Corporation	Electricity sales	￦	96,362	155,309	140,630
Goseong Green Power Co., Ltd.	Electricity sales		514,470	1,062,108	842,270
Dongducheon Dream Power Co., Ltd.	Electricity sales		19,923	8,942	16,138
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		—	1,418	2,313
Daejung Offshore Wind Power Co., Ltd.	Electricity sales		46	46	84
Daegu Photovoltaic Co., Ltd.	Electricity sales		207	268	408
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		2	2	3
Korea Electric Power Industrial Development Co., Ltd.	Service		11,208	10,369	11,115
Gangneung Eco Power Co., Ltd.	Fuel sales		14,200	459,404	943,063
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		23,501	27,486	91,830
Noeul Green Energy Co., Ltd.	Electricity sales		30	9,396	8,431
Samcheok Eco Materials Co., Ltd.	Electricity sales		620	546	615
YTN Co., Ltd.	Electricity sales		1,922	2,180	2,908
Busan Green Energy Co., Ltd.	Electricity sales		49	5,055	10,733
Gunsan Bio Energy Co., Ltd.	Electricity sales		20	—	—
Korea Electric Vehicle Charging Service (*5)	Electricity sales		3,039	3,686	—
Energy Infra Asset Management Co., Ltd.	Electricity sales		4,629	—	89
Gangwon Wind Power Co., Ltd.	Electricity sales		1,865	1,549	2,464
Gwangyang Green Energy Co., Ltd.	Electricity sales		486	1,848	1,492
Bigeum Resident Photovoltaic Power Co., Ltd.	Electricity sales		755	660	888
Hyundai Green Power Co., Ltd.	Electricity sales and design service		11,934	7,063	6,668
Korea Power Exchange	Service		39,796	16,596	52,262
Taebaek Wind Power Co., Ltd. (*1)	Service		44	861	—
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		26	—	—
Pyeongchang Wind Power Co., Ltd.	Electricity sales		1,180	1,323	—
Daeryun Power Co., Ltd.	Electricity sales		1,944	2,016	3,187
Changjuk Wind Power Co., Ltd. (*4)	Electricity sales		463	1,350	—
GS Donghae Electric Power Co., Ltd.	Electricity sales		21,127	5,238	28,164
KNH Solar Co., Ltd.	Electricity sales		14	13	15
S-Power Co., Ltd.	Service		5,229	4,588	4,965
Chuncheon Green Energy Co., Ltd.	Electricity sales		—	2	82
Yeongyang Wind Power Corporation II	Commission		—	—	150
PND Solar Co., Ltd.	Electricity sales		416	427	547
Hyundai Eco Energy Co., Ltd.	Electricity sales		187	277	1,236
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		78	66	96
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		295	1,952	3,998
Korea Energy Solutions Co., Ltd.	Electricity sales		2	2	2
ITR Co., Ltd.	Service		3	6	3
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	Service		5	7	—
Namjeongsusang Solar Power Operation Co., Ltd. (*3)	Electricity sales		22	21	31

			Sales and others
Company name	Transaction type		2021	2022	2023
			In millions of won
<Associates>
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Service	￦	399	394	405
Bitgoel Eco Energy Co., Ltd.	Electricity sales		282	1,397	1,581
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		—	367	315
Seoroseoro Sunny Power Plant Co., Ltd.	Electricity sales		—	1	2
Muan Solar park Co., Ltd.	Electricity sales		232	950	3,083
YuDang Solar Co., Ltd.	Electricity sales		—	160	100
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		624	1,068	2,479
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)	Electricity sales		155	185	163
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		13	5,740	3,538
UD4M Co., Ltd.	Electricity sales		4	2	3
Dongbu Highway Solar Co., Ltd.	Electricity sales		5	8	11
Seobu Highway Solar Co., Ltd.	Electricity sales		8	8	12
Santiago Solar Power SpA	Dividends income		—	—	586
Gwangbaek Solar Power Investment Co., Ltd.	Electricity sales		—	—	644
Go deok Clean Energy Co., Ltd.	Electricity sales		—	—	4,685
SureDataLab Co., Ltd.	Electricity sales		1	1	1
Suwon New Power Co., Ltd.	Electricity sales		1,820	118	91
Hankook Electric Power Information Co., Ltd.	Electricity sales		1	—	—
Kosture Co., Ltd.	Electricity sales		1	5	—
PlatformN. Co., Ltd.	Others		—	14	16
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		52	17	403
Gangneung Sacheon Fuel Cell Co., Ltd.	Electricity sales		—	151	133
11 Associates (Overseas)	Electricity sales		125,723	548,507	385,605

<Joint ventures>
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		—	3	16
Yangyang Suri Wind Power Co., Ltd.	Electricity sales		—	—	169
Naepo Green Energy Co., Ltd.	Electricity sales		467	761	3,462
Cheongna Energy Co., Ltd.	Others		16,469	39,802	32,835
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)	Service		8,159	7,761	2,110
Daegu Green Power Co., Ltd.	Electricity sales		1,053	1,190	1,694
Prime Swedish Holding AB	Electricity sales		—	284	292
KAPES, Inc.	Commission		413	450	1,604
Honam Wind Power Co., Ltd.	Electricity sales		71	242	610
Jeongam Wind Power Co., Ltd	Electricity sales and others		588	—	—
Korea Power Engineering Service Co., Ltd.	Service		339	268	159
Seokmun Energy Co., Ltd.	Service		1,701	1,685	1,792
Incheon New Power Co., Ltd.	Construction revenue		14	14	458

			Sales and others
Company name	Transaction type		2021	2022	2023
			In millions of won
<Joint ventures>
Chun-cheon Energy Co., Ltd.	Electricity sales	￦	2,329	2,505	2,976
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		1,836	1,898	1,962
Yeonggwang Wind Power Co., Ltd.	Electricity sales		818	871	3,607
Western Power Changgi Solar Co., Ltd.	Electricity sales		1,920	—	—
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Service		1,727	1,415	1,568
KW Nuclear Components Co., Ltd.	Service		2,598	1,624	1,612
Taebaek Wind Power Co., Ltd. (*1)	Others		—	—	2,864
Pyeongchang Wind Power Co., Ltd.	Electricity sales		—	—	2,087
KEPCO-Uhde Inc. (*2)	Electricity sales		10	12	—
Busan Shinho Solar Power Co., Ltd.	Electricity sales		376	502	1,205
Expressway Solar-light Power Generation Co., Ltd.	Electricity sales		—	—	43
Goheung New Energy Co., Ltd.	Electricity sales		—	141	3,214
Gunsan Land Solar Co., Ltd.	Electricity sales		—	518	809
Daesan Green Energy Co., Ltd.	Electricity sales		523	394	760
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		30	698	901
Chungsongmeon BongSan wind power Co., Ltd.	Electricity sales		1	1	1
Saemangeum Solar Power Co., Ltd.	Service		1,141	100	—
Dangjin Eco Power Co., Ltd.	Electricity sales		32	32	40
Yangyang Wind Power Co., Ltd.	Electricity sales		—	—	13
Energyco Co., Ltd.	Electricity sales		1	463	457
Hapcheon Floating Photovoltaic Power Plant Inc.	Electricity sales		—	544	88
Busan Industrial Solar Power Co., Ltd.	Electricity sales		9	14	22
Bitsolar Energy Co., Ltd.	Electricity sales		296	498	357
Omisan Wind Power Co., Ltd.	Electricity sales		1	1	26
S-Power Chile SpA	Interest income		—	—	20
Haemodum Solar Co., Ltd.	Electricity sales		6	42	431
Yeongam Solar Power Co., Ltd.	Electricity sales		339	379	1,131
Samsu Wind Power Co., Ltd.	Electricity sales		—	—	514
Solaseado Solar Power Co., Ltd.	Electricity sales		2,890	1,851	1,876
Yeongwol Eco Wind Co., Ltd.	Electricity sales		—	—	102
Gurae Resident Power Co., Ltd.	Electricity sales		—	—	8
Cheongju Eco Park Co., Ltd.	Electricity sales		—	204	6,397
Enel X Midland Photovoltaic, LLC	Electricity sales		—	12	11
Eumseong Eco Park Co., Ltd.	Electricity sales		—	2	19
Geumsungsan Wind Power Co., Ltd.	Electricity sales		—	7	68
41 Joint ventures (Overseas)	Electricity sales		773,291	606,513	746,989

<Others>
Korea Development Bank	Electricity sales		4,177	4,134	5,467
	Interest income		756	2,222	5,930

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2021	2022	2023
			In millions of won
<Associates>
Korea Gas Corporation	Electricity sales	￦	5,646,713	11,996,402	8,873,781
Goseong Green Power Co., Ltd.	Electricity sales		987,540	1,905,502	1,572,074
Dongducheon Dream Power Co., Ltd.	Electricity sales		750,148	2,244,332	1,744,247
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		—	23,159	22,365
Daegu Photovoltaic Co., Ltd.	Electricity sales		3,532	4,744	4,247
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		393	563	408
Korea Electric Power Industrial Development Co., Ltd.	Service		241,925	251,468	305,105
Gangneung Eco Power Co., Ltd.	Others		—	—	6,996
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		653,306	957,294	1,040,965
Noeul Green Energy Co., Ltd.	Electricity sales		10,014	14,176	10,466
Samcheok Eco Materials Co., Ltd.	Electricity sales		13,612	12,019	8,130
YTN Co., Ltd.	Electricity sales		388	304	309
Busan Green Energy Co., Ltd.	Electricity sales		18,996	26,219	23,211
Korea Electric Vehicle Charging Service (*5)	Electricity sales		393	—	—
Energy Infra Asset Management Co., Ltd.	Service		2,657	2,779	2,701
Yaksu ESS Co., Ltd.	Electricity sales		1,715	851	508
Gangwon Wind Power Co., Ltd.	Electricity sales		19,623	40,130	32,525
Goesan Solar park Co., Ltd.	Electricity sales		6,209	7,642	6,530
Korea Power Exchange	Service		86,716	93,817	82,572
Taebaek Wind Power Co., Ltd. (*1)	Service and REC		5,930	7,442	—
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		5,910	6,793	5,529
Pyeongchang Wind Power Co., Ltd.	Design service and others		4,099	3,884	—
Daeryun Power Co., Ltd.	Electricity sales		157,234	428,534	353,371
Changjuk Wind Power Co., Ltd. (*4)	Electricity sales		6,213	9,027	—
GS Donghae Electric Power Co., Ltd.	Electricity sales		760,377	1,035,263	1,047,584
KNH Solar Co., Ltd.	Electricity sales		3,222	4,348	3,535
S-Power Co., Ltd.	Service		608,530	1,091,741	973,646
Yeongyang Wind Power Corporation II	Commission		—	—	1,457
PND Solar Co., Ltd.	Electricity sales		5,502	6,173	5,301
Hyundai Eco Energy Co., Ltd.	Electricity sales		25,762	29,209	26,266
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		11,729	7,382	6,776
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		16,360	25,880	34,940
Korea Energy Solutions Co., Ltd.	Electricity sales		—	102	128
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	Others		—	—	10
Green Energy Electricity Generation Co., Ltd.	Electricity sales		1,238	2,962	948
Namjeongsusang Solar Power Operation Co., Ltd. (*3)	Electricity sales		14,286	9,491	—
Bitgoel Eco Energy Co., Ltd.	Service and others		—	930	28,334
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		12,833	12,364	8,635
Seoroseoro Sunny Power Plant Co., Ltd.	REC and others		217	1,138	874
Muan Solar Park Co., Ltd.	REC and others		31,017	17,052	16,554
YuDang Solar Co., Ltd.	REC and others		3,495	1,915	1,860
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		24,601	16,942	17,332
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)	Others		—	42,651	62,212
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		—	1,039	440
G.GURU Co., Ltd.	Electricity sales		—	452	—

			Purchase and others
Company name	Transaction type		2021	2022	2023
			In millions of won
<Associates>
UD4M Co., Ltd.	Electricity sales	￦	—	313	117
Dongbu Highway Solar Co., Ltd.	Electricity sales		2,605	3,516	2,937
Seobu Highway Solar Co., Ltd.	Electricity sales		2,963	3,452	2,880
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)	Interest income/ Dividends income		—	—	6
Green Radiation Co., Ltd.	Ordinary development expense		—	—	11
Gwangbaek Solar Power Investment Co., Ltd.	Electricity sales		742	602	565
Go deok Clean Energy Co., Ltd.	Electricity sales		—	—	11,545
PlatformN. Co., Ltd.	Others		—	475	—
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		15,900	19,514	16,328
Gangneung Sacheon Fuel Cell Co., Ltd.	Electricity sales		—	—	1,324
11 Associates (Overseas)	Electricity sales		502	101,790	91,233
<Joint ventures>
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		—	103	502
Cheongna Energy Co., Ltd.	Service		57	80	60
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)	Service		5,409	13,872	8,151
Daegu Green Power Co., Ltd.	Electricity sales		289,052	508,601	370,787
KAPES, Inc.	Commission		64,140	9,306	19,112
Honam Wind Power Co., Ltd.	Electricity sales		4,807	7,662	8,643
Jeongam Wind Power Co., Ltd.	Electricity sales		3,145	—	—
Korea Power Engineering Service Co., Ltd.	Service		1,315	830	812
Seokmun Energy Co., Ltd.	Service		44,315	60,799	60,009
Chun-cheon Energy Co., Ltd.	Electricity sales		327,536	585,689	585,656
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		9,471	13,990	17,228
Yeonggwang Wind Power Co., Ltd.	Electricity sales		21,004	31,221	40,605
Western Power Changgi Solar Co., Ltd.	Electricity sales		5,852	—	—
KW Nuclear Components Co., Ltd.	Service		96	9,504	14,114
Taebaek Wind Power Co., Ltd. (*1)	Service		—	—	7,476
Pyeongchang Wind Power Co., Ltd.	Electricity sales		—	—	3,542
Busan Shinho Solar Power Co., Ltd.	Electricity sales		7,895	10,601	10,248
Global Trade Of Power System Co., Ltd.	Service		323	715	223
Expressway Solar-light Power Generation Co., Ltd.	Electricity sales		3,146	4,016	3,362
Goheung New Energy Co., Ltd.	Electricity sales		—	—	5,264
Gunsan Land Solar Co., Ltd.	Electricity sales		—	533	486
Daesan Green Energy Co., Ltd.	Electricity sales		146,776	129,736	139,721
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		—	980	882
Saemangeum Solar Power Co., Ltd.	Electricity sales		5	1	—
Dangjin Eco Power Co., Ltd.	Electricity sales		4,139	5,696	5,583
Yangyang Wind Power Co., Ltd.	Service and Electricity sales		—	—	10
Energyco Co., Ltd.	Electricity sales		—	7,898	6,539

		Purchase and others
Company name	Transaction type	2021	2022	2023
		In millions of won
<Associates>

Hapcheon Floating Photovoltaic Power Plant Inc.	Service and REC	—	2,526	—
Busan Industrial Solar Power Co., Ltd.	Electricity sales	2,815	4,575	3,656
Bitsolar Energy Co., Ltd.	Electricity sales	5,703	13,030	12,946
Omisan Wind Power Co., Ltd.	Electricity sales	7	—	—
Haemodum Solar Co., Ltd.	Electricity sales	1,625	2,168	402
Yeongam Solar Power Co., Ltd.	Electricity sales	47,805	44,745	34,981
Samsu Wind Power Co., Ltd.	Electricity sales	2,800	10,605	8,269
Solaseado Solar Power Co., Ltd.	Electricity sales	31,031	28,698	18,259
Gurae Resident Power Co., Ltd.	Electricity sales	—	—	1
Cheongju Eco Park Co., Ltd.	Electricity sales	—	94,409	95,059
Enel X Midland Photovoltaic, LLC	Electricity sales	—	1,871	2,431
Eumseong Eco Park Co., Ltd.	Electricity sales	—	—	27,765
41 Joint ventures (Overseas)	Electricity sales	54,135	16,859	17,222

<Others>
Korea Development Bank	Interest expense	2,756	4,208	5,559
	Dividends paid	256,862	12	—

(*1)	Taebaek Wind Power Co., Ltd. was changed from an associate to a joint venture for the year ended December 31, 2023.

(*2)	KEPCO-Uhde Inc. is not a related party of the Company as of December 31, 2023 as the liquidation process was completed for the year ended December 31, 2023.

(*3)	Namjeongsusang Solar Power Operation Co., Ltd. is not a related party of the Company as of December 31, 2023 as the sale of shares was completed for the year ended December 31, 2023.

(*4)	Changjuk Wind Power Co., Ltd. was reclassified from an associate to a subsidiary for the year ended December 31, 2022, and the amount is before reclassification to a subsidiary.

(*5)	Korea Electric Vehicle Charging Service is not a related party of the Company as of December 31, 2023 as the sale of shares was completed for the year ended December 31, 2022.

Summary of Receivables and Payables Arising From Related Party Transactions
(4)	Receivables and payables arising from related party transactions as of December 31, 2022 and 2023 are as follows:

			Receivables		Payables
Company name	Type		2022	2023	2022	2023
			In millions of won
<Associates>
Korea Gas Corporation	Trade receivables	￦	12,415	14,671	—	—
	Non-trade receivables and others		54,232	12,513	—	—
	Trade payables		—	—	1,882,607	480,974
	Non-trade payables and others		—	—	1,294	1,378
Goseong Green Power Co., Ltd.	Trade receivables		76,254	55,719	—	—
	Non-trade receivables and others		14	15	—	—
	Trade payables		—	—	182,095	120,270
	Non-trade payables and others		—	—	52,515	48,621
Dongducheon Dream Power Co., Ltd.	Trade receivables		592	2,573	—	—
	Non-trade receivables and others		270	478	—	—
	Trade payables		—	—	293,256	117,975
Saemangeum Sebit Power Plant Co., Ltd.	Non-trade receivables and others		653	341	—	—
Daejung Offshore Wind Power Co., Ltd.	Non-trade receivables and others		123	263	—	—
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	135	105
	Non-trade payables and others		—	—	2	—
Korea Electric Power Industrial	Trade receivables		164	176	—	—
Development Co., Ltd.	Non-trade receivables and others		2	—	—	—
	Trade payables		—	—	150	2,021
	Non-trade payables and others		—	—	9,588	8,077
Gangneung Eco Power Co., Ltd.	Trade receivables		19,364	59,623	—	—
	Non-trade receivables and others		478	—	—	—
	Non-trade payables and others		—	—	94	94
Shin Pyeongtaek Power Co., Ltd.	Trade receivables		7,375	1,814	—	—
	Non-trade receivables and others		1,068	4,933	—	—
	Trade payables		—	—	109,274	86,801
	Non-trade payables and others		—	—	101	385
Noeul Green Energy Co., Ltd.	Trade receivables		3	6	—	—
	Non-trade receivables and others		9,365	18,356	—	—
	Non-trade payables and others		—	—	2,468	3,005
Samcheok Eco Materials Co., Ltd.	Trade receivables		46	33	—	—
YTN Co., Ltd.	Trade receivables		112	133	—	—
Busan Green Energy Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade receivables and others		26,681	32,720	—	—
	Non-trade payables and others		—	—	4,415	3,642
Gunsan Bio Energy Co., Ltd.(*4)	Non-trade receivables and others		11,728	—	—	—
Yaksu ESS Co., Ltd.	Trade payables		—	—	—	538
Gangwon Wind Power Co., Ltd.	Trade receivables		6	13	—	—
	Trade payables		—	—	5,197	3,206
Gwangyang Green Energy Co., Ltd.	Trade receivables		—	1,069	—	—
	Non-trade receivables and others		1,436	716	—	—
Bigeum Resident Photovoltaic Power Co., Ltd.	Trade receivables		343	406	—	—
	Non-trade receivables and others		516	1,316	—	—
Goesan Solar park Co., Ltd.	Trade payables		—	—	346	56
Hyundai Green Power Co., Ltd.	Trade receivables		839	903	—	—
Korea Power Exchange	Trade receivables		223	1,583	—	—
	Non-trade receivables and others		—	1	—	—
	Trade payables		—	—	—	16,367
	Non-trade payables and others		—	—	2,405	2,520
Taebaek Wind Power Co., Ltd.	Trade payables		—	—	680	—
	Non-trade payables and others		—	—	178	—
Pyeongchang Wind Power Co., Ltd.(*1)	Trade receivable		3	—	—	—
	Non-trade payables and others		—	—	211	—
Taebaek Guinemi Wind Power Co., Ltd.	Trade payables		—	—	885	572
	Non-trade payables and others		—	—	—	286
Daeryun Power Co., Ltd.	Trade receivables		195	326	—	—
	Trade payables		—	—	55,725	32,140
GS Donghae Electric Power Co., Ltd.	Trade receivables		872	159	—	—
	Non-trade receivables and others		1,558	169	—	—
	Trade payables		—	—	72,947	72,951
	Non-trade payables and others		—	—	14,565	125
Yeongyang Wind Power Corporation II	Non-trade receivables and others		—	165	—	—
KNH Solar Co., Ltd.	Trade receivables		1	1	—	—

			Receivables		Payables
Company name	Type		2022	2023	2022	2023
			In millions of won
<Associates>
S-Power Co., Ltd.	Trade receivables	￦	77	213	—	—
	Non-trade receivables and others		44	53	—	—
	Trade payables		—	—	135,504	79,459
	Non-trade payables and others		—	—	11	—
PND Solar Co., Ltd.	Trade payables		—	—	210	296
Hyundai Eco Energy Co., Ltd.	Trade receivables		22	28	—	—
	Trade payables		—	—	738	408
YeongGwang Yaksu Wind Electric Co., Ltd.	Trade receivables		7	10	—	—
	Non-trade receivables and others		—	2,294	—	—
	Trade payables		—	—	589	828
	Non-trade payables and others		—	—	2,050	—
Taebaek Gadeoksan Wind Power Co., Ltd.	Non-trade receivables and others		97	1,539	—	—
	Trade payables		—	—	12,739	12,739
	Non-trade payables and others		—	—	5	7
Korea Energy Solutions Co., Ltd.	Non-trade payables and others		—	—	94	—
Green Energy Electricity Generation Co., Ltd.	Trade payables		—	—	—	62
	Non-trade payables and others		—	—	—	45
Namjeongsusang Solar Power Operation Co., Ltd. (*3)	Trade receivables		2	—	—	—
Bitgoel Eco Energy Co., Ltd.	Non-trade receivables and others		6	131	—	—
	Trade payables		—	—	—	6,226
	Non-trade payables and others		—	—	1,023	—
Jeju Gimnyeong Wind Power Co., Ltd.	Non-trade receivables and others		130	112	—	—
	Trade payables		—	—	1,758	1,467
	Non-trade payables and others		—	—	—	9
Muan Solar Park Co., Ltd.	Trade receivables		25	—	—	—
	Non-trade receivables and others		9	4	—	—
Anjwa Smart Farm & Solar City Co., Ltd.	Non-trade payables and others		—	—	921	1,296
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)	Trade receivables		1	1	—	—
	Trade payables		—	—	5,485	5,485
Saemangeum Heemang Photovoltaic Co., Ltd.	Non-trade receivables and others		3,435	—	—	—
	Non-trade payables and others		—	—	1	—
Dongbu Highway Solar Co., Ltd.	Trade receivables		1	1	—	—
	Trade payables		—	—	2	—
	Non-trade payables and others		—	—	2	—
Seobu Highway Solar Co., Ltd.	Trade receivables		1	1	—	—
	Trade payables		—	—	8	—
	Non-trade payables and others		—	—	3	—
Gwangbaek Solar Power Investment Co., Ltd.	Non-trade payables and others		—	—	61	—
Go deok Clean Energy Co., Ltd.	Non-trade receivables and others		—	4,562	—	—
	Non-trade payables and others		—	—	—	5,288
Suwon New Power Co., Ltd.	Trade receivables		—	876	—	—
	Non-trade receivables and others		1,280	560	—	—
Tronix Co., Ltd.	Non-trade receivables and others		1	—	—	—
KOSTURE Co., Ltd.	Trade receivables		6	—	—	—
Muan Sunshine Solar Power Plant Co., Ltd.	Trade payables		—	—	3,076	1,440
	Non-trade payables and others		—	—	1,265	—
PlatformN. Co., Ltd.	Non-trade payables and others		—	—	232	—
9 Associates (Overseas)	Trade receivables		93	—	—	—
	Non-trade receivables and others		49,409	77,814	—	—
	Non-trade payables and others		—	—	502	6,242

<Joint ventures>
Daegu Green Power Co., Ltd.	Trade receivables		53	122	—	—
	Non-trade receivables and others		56	55	66,715	32,222
	Trade payables		—	—
Seobusambo highway photovoltaics Co., Ltd.	Trade receivables		—	1	—	—
	Non-trade receivables and others		—	4	—	—
Yangyang Suri Wind Power Co., Ltd.	Non-trade receivables and others		—	55	—	—
KAPES, Inc.	Trade receivables		2	4	—	—
	Non-trade receivables and others		—	89	—	—
	Non-trade payables and others		—	—	106	3,791
Honam Wind Power Co., Ltd.	Trade payables		—	—	515	515
Korea Power Engineering Service Co., Ltd.	Non-trade receivables and others		47	48	—	—

			Receivables		Payables
Company name	Type		2022	2023	2022	2023
			In millions of won

<Joint ventures>
	Non-trade payables and others	￦	—	—	77	76
Seokmun Energy Co., Ltd.	Trade receivables		67	44	—	—
	Non-trade receivables and others		113	199	—	—
	Trade payables		—	—	7,000	7,000
Naepo Green Energy Co., Ltd.	Trade receivables		169	190	—	—
	Non-trade receivables and others		—	1	—	—
	Non-trade payables and others		—	—	3	—
Chun-cheon Energy Co., Ltd.	Trade receivables		124	239	—	—
	Non-trade receivables and others		165	165	—	—
	Trade payables		—	—	79,117	79,117
	Non-trade payables and others		—	—	—	2
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		8	10	—	—
	Non-trade receivables and others		166	—	—	—
	Trade payables		—	—	1,076	1,076
Cheongna Energy Co., Ltd.	Trade receivables		17,324	13,898	—	—
	Non-trade receivables and others		1,654	2,160	—	—
	Non-trade payables and others		—	—	1	1
Yeonggwang Wind Power Co., Ltd.	Trade receivables		12	15	—	—
	Non-trade receivables and others		62	56	—	—
	Trade payables		—	—	2,251	2,251
KW Nuclear Components Co., Ltd.	Trade receivables		4	—	—	—
	Non-trade receivables and others		18	17	—	—
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)	Trade receivables		79	84	—	—
	Non-trade receivables and others		10,218	10,779	—	—
	Trade payables		—	—	1,027	721
	Non-trade payables and others		—	—	9,119	14,193
Taebaek Wind Power Co., Ltd. (*1)	Trade payables		—	—	—	603
	Non-trade payables and others		—	—	—	341
Pyeongchang Wind Power Co., Ltd.	Trade receivables		—	4	—	—
KEPCO-Uhde Inc. (*2)	Non-trade payables and others		—	—	10	—
Busan Shinho Solar Power Co., Ltd.	Trade receivables		3	3	—	—
	Trade payables		—	—	304	304
Expressway Solar-light Power Generation Co., Ltd.	Trade payables		—	—	166	220
Gunsan Land Solar Co., Ltd.	Non-trade receivables and others		138	295	—	—
Daesan Green Energy Co., Ltd.	Trade receivables		18	13	—	—
	Non-trade receivables and others		218	170	—	—
	Trade payables		—	—	4,946	4,946
Cheong-Song Noraesan Wind Power Co., Ltd.	Trade receivables		2	2	—	—
Saemangeum Solar Power Co., Ltd.	Non-trade receivables and others		4,368	4,368	—	—
Dangjin Eco Power Co., Ltd.	Trade receivables		3	4	—	—
	Trade payables		—	—	222	222
	Non-trade payables and others		—	—	105	176
Yangyang Wind Power Co., Ltd.	Non-trade receivables and others		—	13	—	—
Energyco Co., Ltd.	Non-trade receivables and others		—	3	—	—
	Trade payables		—	—	—	99
Hapcheon Floating Photovoltaic Power Plant Inc.	Trade receivables		9	10	—	—
	Non-trade receivables and others		—	68	—	—
Busan Industrial Solar Power Co., Ltd.	Trade receivables		2	2	—	—
Bitsolar Energy Co., Ltd.	Non-trade receivables and others		222	1	—	—
	Trade payables		—	—	201	201
Haemodum Solar Co., Ltd.	Trade receivables		1	1	—	—
Yeongam Solar Power Co., Ltd.	Trade receivables		44	56	—	—
	Trade payables		—	—	3,655	3,517
Samsu Wind Power Co., Ltd.	Trade payables		—	—	1,303	1,229
Solaseado Solar Power Co., Ltd.	Non-trade receivables and others		23	24	—	—
	Non-trade payables and others		—	—	2,911	—
Cheongju Eco Park Co., Ltd.	Trade receivables		—	6,899	—	—
	Trade payables		—	—	7,994	7,994
Enel X Midland Photovoltaic, LLC	Trade receivables		1	1	—	—
	Trade payables		—	—	3	144
	Non-trade payables and others		—	—	—	49
Geumsungsan Wind Power Co., Ltd.	Trade receivables		3	4	—	—
	Non-trade payables and others		—	—	1	—

			Receivables		Payables
Company name	Type		2022	2023	2022	2023
			In millions of won

<Joint ventures>
26 Joint ventures (Overseas)	Trade receivables	￦	73,805	160,474	—	—
	Non-trade receivables and others		71,661	55,897	—	—
	Non-trade payables and others		—	—	117,754	22,877

<Others>
Korea Development Bank	Accrued interest income		5	—	—	—
	Non-trade receivables and others		30,836	33,140	—	—
	Non-trade payables and others		—	—	101	147
	Derivatives and others		67,662	45,898	3,759	72,050
KEPCO Lebanon SARL (*5)	Trade receivables		—	75	—	—

(*1)	Taebaek Wind Power Co., Ltd. was changed from an associate to a joint venture for the year ended December 31, 2023.

(*2)	KEPCO-Uhde Inc. is not a related party of the Company as of December 31, 2023 as the liquidation process was completed for the year ended December 31, 2023.

(*3)	Namjeongsusang Solar Power Operation Co., Ltd. is not a related party of the Company as of December 31, 2023 as the sale of shares was completed for the year ended December 31, 2023.

(*4)	Busan Green Energy Co., Ltd. was declared bankrupt for the year ended December 31, 2023 and was excluded from an associate due to the appointment of a bankruptcy trustee.

(*5)	The entire amount has been set as bad debt.

Summary of Loans and Others Arising From Related Party Transaction
(5)	Loans and others arising from related party transactions as of December 31, 2022 and 2023 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance

			In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	31,473	170	—	510	32,153
	(Allowance for doubtful accounts)		(10,751)	(12,995)	—	(1,797)	(25,543)
Associates	Nepal Water & Energy Development Company Private Limited		19,914	—	—	(1,862)	18,052
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		22,936	—	—	401	23,337
Associates	PT Wampu Electric Power		9,171	—	(9,613)	442	—
Associates	PT. Cirebon Energi Prasarana		29,569	—	—	5,973	35,542
Associates	Bigeum Resident Photovoltaic Power Co., Ltd.		11,212	—	—	(1,687)	9,525
Associates	Daejung Offshore Wind Power Co., Ltd.		1,000	—	—	—	1,000
Associates	Bitgoel Eco Energy Co., Ltd.		34,790	—	(3,905)	—	30,885
Associates	Saemangeum Sebit Power Plant Co., Ltd.		37,249	—	(8,279)	—	28,970
Joint ventures	Solaseado Solar Power Co., Ltd.		35,000	—	—	—	35,000
Joint ventures	Recursos Solares PV de Mexico II, S.A. de C.V.		8,457	1,944	—	188	10,589
Joint ventures	Horus Solar, S.A. de C.V.		19,287	—	(8,552)	464	11,199
Joint ventures	Sunmex Renovables, S.A. de C.V.		16,383	536	—	291	17,210
Joint ventures	Kelar S.A.		43,965	—	—	(2,980)	40,985
Joint ventures	DE Energia SpA		7,260	—	—	126	7,386
Joint ventures	Daehan Wind Power PSC		14,618	—	—	254	14,872
Joint ventures	Bitsolar Energy Co., Ltd.		3,165	—	—	—	3,165
Joint ventures	Daesan Green Energy Co., Ltd.		3,514	190	(1,293)	—	2,411
Joint ventures	Yangyang Wind Power Co., Ltd.		—	3,257	—	—	3,257

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance

			In millions of won
Joint ventures	Nghi Son 2 Power LLC	￦	186,735	—	—	3,256	189,991
Joint ventures	Pulau Indah Power Plant Sdn. Bhd.		10,207	—	—	(244)	9,963
Joint ventures	Guadalupe Solar SpA		3,344	—	(225)	42	3,161
Joint ventures	Foresight Iberian Solar Group Holding, S.L.		61,302	—	(1,292)	4,308	64,318
Joint ventures	Capman Lynx SCA, SICAR		31,628	—	—	3,582	35,210
	(Allowance for doubtful accounts)		(4,467)	(30,743)	—	—	(35,210)
Joint ventures	S-Power Chile SpA		253	—	—	5	258
Others	KEPCO Lebanon SARL		3,834	—	—	—	3,834
	(Allowance for doubtful accounts)		(3,834)	—	—	—	(3,834)
	Gunsan Bio Energy Co., Ltd. (*1)		12,396	—	—	—	12,396
	(Allowance for doubtful accounts)		(12,396)	—	—	—	(12,396)

		￦	627,214	(37,641)	(33,159)	11,272	567,686

(*1)
Bankruptcy was declared during the year ended December 31, 2023. The Company cannot hold significant influence due to the appointment of a bankruptcy trustee, so the Company was reclassified from an associate to financial assets at fair value through other comprehensive income.

Summary of Borrowings Arising From Related Party Transactions
(6)	Borrowings arising from related party transactions as of December 31, 2022 and 2023 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance

			In millions of won
Korea Development Bank	Facility	￦	96,584	—	(12,387)	906	85,103
	Others		2,133	—	(375)	—	1,758
	Operating funds		62,433	478,394	(442,027)	21,200	120,000
	Syndicated Loan		12,455	—	(978)	(529)	10,948
	EBL and others		48,892	25,701	(3,398)	37,017	108,212

		￦	222,497	504,095	(459,165)	58,594	326,021

Summary of Guarantees Provided To Associates Or Joint Ventures
(7)	Guarantees provided to related parties as of December 31, 2023 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	Shuweihat Asia Power Investment B.V.
Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	USD 1,387	Rabigh Electricity Company
Korea Electric Power Corporation	Nghi Son 2 Power LLC	Performance guarantees and others	USD 40,738	SMBC Singapore and others
Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 1,223,355	Export-Import Bank of Korea and others
		Performance guarantees and others	USD 4,103,269
Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees (*9)	USD 222,077	EFS Renewables Holdings, LLC, CA-CIB and others
Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 106,873	EFS Renewables Holdings, LLC
Korea Electric Power Corporation	Rabigh Electricity Company	Performance guarantees	SAR 4,151	Hana Bank
Korea Electric Power Corporation	Shuweihat Asia Power Investment B.V.	Performance guarantees	USD 50,000	ING Bank
Korea Electric Power Corporation	Amman Asia Electric Power Company	Performance guarantees	USD 17,400	Shinhan Bank
Korea Electric Power Corporation	Horus Solar, S.A. de C.V.	Other performance guarantees	MXN 16,413	CENACE and others

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Recursos Solares PV de Mexico II, S.A. de C.V.	Other performance guarantees	MXN 1,518	SEMARNAT
			USD 393	CFE Transmission
Korea Electric Power Corporation	Sunmex Renovables, S.A. de C.V.	Other performance guarantees	USD 9,078	CENACE
			MXN 3,666	SEMARNAT
Korea Electric Power Corporation	International Offshore Power Transmission Holding Company Limited	Performance guarantees	USD 52,500	Mizuho Bank
		Other performance guarantees	USD 7,000	Credit Agricole
Korea Electric Power Corporation	Pulau Indah Power Plant Sdn. Bhd.	Collateralized money invested (*10)	KRW 13,210	Malaysian Trustee Berhad
Korea Electric Power Corporation	KEPCO for Power Company	Debt guarantees	USD 60,000	Riyad bank
		Other performance guarantees	USD 70,000	SMBC Seoul and others
Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 25,549	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Collateralized money invested	KRW 116,378	Krung Thai Bank
		Impounding bonus guarantees (*11)	USD 5,000	SK Eco Plant Co., Ltd.
Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 11,200	National Bank of Kuwait
Korea Western Power Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Collateralized money invested	KRW 2,804	Korea Development Bank
Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested (*5)	KRW 50,682	Kookmin Bank and others
		Debt guarantees	KRW 20,300	Hanyang Securities
Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	KRW 5,168	Woori Bank
Korea Western Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 294	Nonghyup Bank
Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 145,025	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Haemodum Solar Co., Ltd.	Collateralized money invested	KRW 3,122	Nonghyup Bank
Korea Western Power Co., Ltd.	Muan Solar Park Co., Ltd.	Collateralized money invested	KRW 6,830	IBK and others
Korea Western Power Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Collateralized money invested	KRW 7,665	Hana Bank and others
Korea Western Power Co., Ltd.	Seoroseoro Sunny Power Plant Co., Ltd.	Collateralized money invested	KRW 941	Hana Bank and others
Korea Western Power Co., Ltd.	YuDang Solar Co., Ltd.	Collateralized money invested	KRW 570	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Hapcheon Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 10,348	Nonghyup Bank and others
Korea Western Power Co., Ltd.	Yeongwol Eco Wind Co., Ltd.	Collateralized money invested	KRW 4,024	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Gurae Resident Power Co., Ltd.	Collateralized money invested	KRW 569	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd	Gunsan Land Solar Co., Ltd.	Collateralized money invested	KRW 22,429	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd	Seobusambo highway photovoltaics Co., Ltd.	Collateralized money invested	KRW 3,580	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd	Eumseong Eco Park Co., Ltd.	Collateralized money invested	KRW 8,386	Kyobo Life Insurance Co., Ltd. and others
Korea Western Power Co., Ltd	PungBack Wind Farm Corporation	Collateralized money invested	KRW 7,940	Hanwha Life Insurance Co., Ltd. and others
Korea Western Power Co., Ltd	Wadi Noor Solar Power Company SAOC	Loan payment guarantee	USD 54,855	DBS Bank
Korea East-West Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Collateralized money invested	KRW 6,669	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 16,591	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 35,083	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	KRW 90,800
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,743	Shinhan Bank and others
Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 259,084	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,443	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 23,380	KDB Capital Corporation and others

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 22,191	IBK
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 19,426	Hana Bank and others
Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Other guarantees	USD 3,150	PT. Adaro Indonesia
		Guarantees for supplemental funding (*1)	—	Sumitomo mitsui banking and others
		Collateralized money invested	KRW 90,151	MUFG and others
Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees (*14)	USD 14,400	Hana Bank
		Collateralized money invested	KRW 43,109	JCSD Trustee Services Limited and others
Korea East-West Power Co., Ltd.	DE Energia SpA	Collateralized money invested	KRW 9,703	Mirae Asset Securities Co., Ltd. and others
		Collateralized loans	USD 5,728
		Payment guarantees (*7)	USD 959	Hana Bank
Korea East-West Power Co., Ltd.	Bitsolar Energy Co., Ltd.	Collateralized money invested	KRW 352	Mirae Asset Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Cheongju Eco Park Co., Ltd.	Collateralized money invested	KRW 9,072	Kyobo Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Busan Industrial Solar Power Co., Ltd.	Collateralized money invested	KRW 1,058	Shinhan Bank and others
Korea East-West Power Co., Ltd.	Yangyang Wind Power Co., Ltd.	Collateralized money invested	KRW 10,435	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)	Collateralized money invested	KRW 7,779	Hana Bank and others
Korea East-West Power Co., Ltd.	Goheung New Energy Co., Ltd.	Collateralized money invested	KRW 4,808	Woori Bank and others
Korea East-West Power Co., Ltd.	Seungmun Green Energy	Collateralized money invested	KRW 9,757	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Yanggu Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 760	Korea Development Bank
Korea East-West Power Co., Ltd.	Hoenggye Renewable Energy Co., Ltd.	Collateralized money invested Guarantees for supplemental funding (*1)	KRW 2,375 —	IBK
Korea Southern Power Co., Ltd.	KNH Solar Co., Ltd.	Collateralized money invested	KRW 3,194	Shinhan Bank and others
		Performance guarantees and guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 26,834	Korea Development Bank and others
Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 26,430	Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Kelar S.A.	Performance guarantees	USD 33,930	Hana Bank, MUFG
		Payment guarantees (*12)	USD 11,707	Hana Bank
Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Performance guarantees	USD 1,800	Shinhan Bank
		Payment guarantees (*6)	USD 2,000	Hana Bank
		Collateralized money invested	KRW 16,426	Standard Chartered
Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 12,228	Woori Bank, Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Collateralized money invested	KRW 13,530	IBK
Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees (*2)	—	SEM Investment Co., Ltd.
		Performance guarantees (*15)	—
Korea Southern Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Collateralized money invested	KRW 13,370	Kookmin Bank and others
Korea Southern Power Co., Ltd.	Naepo Green Energy Co., Ltd.	Collateralized money invested (*8)	KRW 5,285	IBK and others
		Performance guarantees and guarantees for supplemental funding (*1)	KRW 30,000
Korea Southern Power Co., Ltd .	Omisan Wind Power Co., Ltd.	Collateralized money invested	KRW 10,229	Shinhan Bank
		Performance guarantees and guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.	Collateralized money invested	KRW 5,515	Kookmin Bank
Korea Southern Power Co., Ltd.	HORANG ENERGY Inc.	Collateralized money invested	KRW 4,149	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Haman Green Energy Co., Ltd.	Collateralized money invested	KRW 2,981	Hana Bank and others
		Guarantees for supplemental funding (*1)	—

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Southern Power Co., Ltd.	Jeongeup Green Power Co., Ltd.	Collateralized money invested	KRW 1,560	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
KOSPO Power Services Ltda.	Kelar S.A.	Payment guarantees	USD 1,316	Scotia bank
KOSPO Chile SpA	Kelar S.A.	Collateralized money invested	KRW 131,529	Export-Import Bank of Korea and others
KOSPO Chile SpA	Chester Solar I SpA	Collateralized money invested	KRW 1,238	IBK
KOSPO Chile SpA	Chester Solar IV SpA	Collateralized money invested	KRW 484	IBK
KOSPO Chile SpA	Chester Solar V SpA	Collateralized money invested	KRW 191	IBK
KOSPO Chile SpA	Diego de Almagro Solar SpA	Collateralized money invested	KRW 954	IBK
KOSPO Chile SpA	Laurel SpA	Collateralized money invested	KRW 613	IBK
Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	Collateralized money invested	KRW 133	IBK and others
Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 118,172	Korea Development Bank and others
Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 3,355	Mizuho Bank
Korea Midland Power Co., Ltd.	PT Wampu Electric Power	Debt guarantees	USD 5,473	PT. Bank KB Bukopin
Korea Midland Power Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Collateralized money invested	KRW 8	IBK
		Guarantees for supplemental funding (*1)	—	IBK and others
Korea Midland Power Co., Ltd.	Yaksu ESS Co., Ltd.	Collateralized money invested	KRW 285	IBK
Korea Midland Power Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Collateralized money invested	KRW 5,155	Kyobo Life Insurance Co., Ltd. and others
Korea Midland Power Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Collateralized money invested	KRW 2,822	IBK
Korea Midland Power Co., Ltd.	Goesan Solar park Co., Ltd.	Collateralized money invested	KRW 2,877	IBK
Korea Midland Power Co., Ltd .	Bitgoel Eco Energy Co., Ltd.	Collateralized money invested	KRW 7,328	IBK and others
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Energyco Co., Ltd.	Collateralized money invested	KRW 2,140	Nonghyup Bank
		Payment guarantees	KRW 2,700	Shinhan bank
Korea Midland Power Co., Ltd.	Jeju Gimnyeong Wind Power Co., Ltd.	Collateralized money invested	KRW 246	Nonghyup Bank
Korea Midland Power Co., Ltd.	Dongbu Highway Solar Co., Ltd.	Collateralized money invested	KRW 380	Shinhan Bank
Korea Midland Power Co., Ltd.	Seobu Highway Solar Co., Ltd.	Collateralized money invested	KRW 406	Shinhan Bank
Korea Midland Power Co., Ltd.	Yeongyang Wind Power Corporation II	Collateralized money invested	KRW 10,100	Korea Development Bank and others
Korea Midland Power Co., Ltd.	Haeparang Energy Co., Ltd.	Collateralized money invested	KRW 2,104	Templeton hana asset management Co. Ltd.
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Saemangeum Sebit Power Plant Co., Ltd.	Collateralized money invested Guarantees for supplemental funding (*1)	KRW 27,762 —	IBK and others
Korea Midland Power Co., Ltd.	Yeomsubong Wind Power Co., Ltd.	Collateralized money invested	KRW 871	Korea Development Bank
		Guarantees for supplemental funding (*1)	—
Korea South-East Power Co., Ltd.	Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)	Collateralized money invested (*3)	—	IBK
		Guarantees for supplemental funding and others (*1,4)	KRW 76,800	NH investment & securities Co., Ltd. and others
Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 14,383	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 14,739	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.	Collateralized money invested (*1)	KRW 5,187	Woori Bank
Korea South-East Power Co., Ltd.	Goseong Green Power Co., Ltd.	Collateralized money invested	KRW 287,624	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested	KRW 254,929	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	PND Solar Co., Ltd.	Collateralized money invested	KRW 1,510	IBK
Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested	KRW 7,947	Samsung Life Insurance and others
Korea South-East Power Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 2,214	IBK

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea South-East Power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.	Collateralized money invested	KRW 2,665	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Yeongam Solar Power Co., Ltd.	Collateralized money invested	KRW 9,637	Kookmin Bank and others
Korea South-East Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,022	Shinhan Bank and others
Korea South-East Power Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Collateralized money invested	KRW 14,420	Woori Bank and others
Korea South-East Power Co., Ltd.	Nepal Water & Energy Development Company Private Limited	Collateralized money invested	USD 97,105	International Finance Corporation and others
		Business reserve payment guarantee	USD 33,333
Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	—	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 3,260	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Go deok Clean Energy Co., Ltd.	Collateralized money invested	KRW 4,722	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Collateralized money invested	KRW 3,755	Woori Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gwangyang Green Energy Co., Ltd.	Collateralized money invested	KRW 24,638	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gangneung Sacheon Fuel Cell Co., Ltd.	Collateralized money invested	KRW 7,869	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd	Chuncheon Green Energy Co., Ltd.	Collateralized money invested	KRW 8,901	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Hydro & Nuclear Power Co., Ltd.	Yangyang Suri Wind Power Co., Ltd.	Collateralized money invested	KRW 9,608	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Bigeum Resident Photovoltaic Power Co., Ltd.	Collateralized money invested	—	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Songsan Green Energy Co., Ltd.	Collateralized money invested	KRW 8,323	Hana Bank
Korea Hydro & Nuclear Power Co., Ltd.	Changwon Nu-ri Energy Co., Ltd.	Collateralized money invested	KRW 8,026	Hana Bank
Korea Hydro & Nuclear Power Co., Ltd.	KAS INVESTMENT I LLC	Payment guarantees (*13)	USD 9,770	WOORI AMERICA BANK
Korea Hydro & Nuclear Power Co., Ltd.	KAS INVESTMENT II LLC	Payment guarantees (*13)	USD 9,730	WOORI AMERICA BANK

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)
Samcheok Eco Materials Co., Ltd., an associate of the Company has issued the hybrid bonds. If the bonds are not repaid by December 8, 2026, the parent company and shareholders except the parent company must purchase the bonds from the acquirer. As of December 31, 2023, derivative liabilities of W18,753 million
were recognized in relation to this obligation.

(*3)
The Company recognized an impairment loss on all of the equity securities of Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*4)
Pursuant to the guarantee agreement, the Company recognized other provisions of ￦8,418 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.

(*5)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

(*6)	The Company provided a payment guarantee to Jordan Tafila wind power project for opening L/C for Debt Service Reserve Account (DSRA).

(*7)	This includes a guarantee related to L/C for debt repayment allowance provided to DE Energia SpA, a joint venture of the Company.

(*8)
The Company recognized an impairment loss on all of the equity securities of Naepo Green Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦29,200 million.

(*9)	The credit limits of guarantees to RE Holiday Holdings LLC include the credit limits of guarantees to their subsidiaries.

(*10)
The Company, together with other shareholders, has provided a guarantee for the project financing of Pulau Indah Power Plant Sdn. Bhd., by establishing the right of pledge on the shares of Pulau Indah Power Plant Sdn. Bhd.

(*11)
Xe-Pian Xe-Namnoy Power Co., Ltd., an associate of the Company, has entered a contract to pay an incentive type of impounding bonus to SK Eco Plant Co., Ltd. when the Xe-Pian Xe-Na-mnoy Dam is completed. If Xe-Pian Xe-Namnoy Power Co., Ltd. fails to pay SK Eco Plant Co., Ltd., the Company guarantees the payment, and the amount is USD 5,000 thousand
.

(*12)	The Company provided a payment guarantee to Chile Kelar project for opening L/C for Debt Service Reserve Account (DSRA), and others.

(*13)	The credit limits of guarantees to KAS INVESTMENT I LLC, KAS INVESTMENT II LLC include the credit limits of guarantees to their subsidiaries.

(*14)
This is an L/C opening guarantee for the performance of each contract in relation to the power sales contract and gas supply contract of South Jamaica Power Company Limited, a joint venture of the Company.

(*15)
The Company has entered into an agreement to settle and pay the estimated loss amount in case damages occur in relation to the fulfillment of the mandatory supply volume according to the mandatory supply agreement for coal ash.

Summary of Guarantees Received from Related Parties
(8)	Guarantees received from related parties as of December 31, 2023 are as follows :

Primary Guarantor	Type of guarantees		Credit limit
KAPES, Inc.	Defect guarantees	￦	17,558
	Performance guarantees		6,229
	Advance payment guarantee		135,598

Summary of Derivatives Transactions With Related Parties
(9)	Derivatives transactions with related parties as of December 31, 2023 are as follows:

(i)	Currency Swap

Counterparty	Contract year		Contract amounts		Contract interest rate per annum			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2019~2024	￦	177,600	USD 150,000	1.24%	2.50%	￦	1,184.00
	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
	2022~2026		283,820	USD 200,000	4.67%	5.38%		1,419.10
	2022~2028		283,820	USD 200,000	5.12%	5.50%		1,419.10
	2023~2026		256,000	USD 200,000	4.04%	5.38%		1,280.00
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80
	2022~2025		252,360	USD 200,000	2.83%	3.60%		1,261.80
	2023~2028		129,500	USD 100,000	3.85%	4.88%		1,295.00

(ii)	Currency forward
In millions of won and thousands of foreign currencies except contract exchange rate information

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
Korea Development Bank	2023.12.20	2024.01.15	￦	10,383	USD 8,000	￦	1,297.90
	2023.12.01	2024.01.15		14,303	USD 11,000		1,300.30
	2023.12.15	2024.02.14		11,617	USD 9,000		1,290.80

Summary of Salaries and Other Compensations To The Key Members of Management of The Company
(10)
The Company considers all standing directors of the Board who serve as executive officers responsible for planning, operations and/or control of business activities, as key management personnel, except a standing director who is a member of the Audit Committee. The Company recorded salaries and other compensations related to the key management personnel as follows:

Type		2021	2022	2023
		In millions of won
Salaries	￦	1,272	1,026	866
Retirement benefits		21	58	33

	￦	1,293	1,084	899